OTHER BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2017
Other Liabilities Disclosure [Abstract]
Schedule of Other Short-Term Borrowings

	2017	2016
	(Dollars in Thousands)
Ending balance	$—	$—
Average balance during the year	—	2,748
Maximum month-end balance during the year	—	9,700
Average interest rate during the year	—%	0.51%
Weighted-average rate at year-end	—%	—%